UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 124.1% (86.1% of Total Investments) (4)

	Aerospace & Defense – 1.0% (0.7% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.040%	7/31/14	B	$552,926
556	DAE Aviation Holdings, Inc., Term Loan B2	4.040%	7/31/14	B	535,412
112	Hawker Beechcraft, LLC, LC Facility	2.289%	3/26/14	CCC+	93,872
495	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	492,896
1,869	Hawker Beechcraft, LLC, Term Loan	2.264%	3/26/14	CCC+	1,570,169

3,606	Total Aerospace & Defense				3,245,275

	Airlines – 3.0% (2.1% of Total Investments)

727	Delta Air Lines, Inc., Credit Linked Deposit	1.961%	4/30/12	Ba2	714,863
3,331	Delta Air Lines, Inc., Term Loan	3.539%	4/30/14	B	3,232,082
6,204	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	5,892,981

10,262	Total Airlines				9,839,926

	Auto Components – 3.4% (2.4% of Total Investments)

8,400	Federal-Mogul Corporation, Tranche B, Term Loan	2.198%	12/29/14	Ba3	7,476,892
4,286	Federal-Mogul Corporation, Tranche C, Term Loan	2.198%	12/28/15	Ba3	3,815,490

12,686	Total Auto Components				11,292,382

	Automobiles – 0.5% (0.4% of Total Investments)

1,799	Ford Motor Company, Term Loan	3.038%	12/15/13	Baa3	1,783,491

	Biotechnology – 1.1% (0.8% of Total Investments)

3,600	Grifols, Term Loan, WI/DD	TBD	TBD	Ba3	3,642,750

	Building Products – 3.6% (2.5% of Total Investments)

8,667	Goodman Global Inc., Term Loan, WI/DD	TBD	TBD	B+	8,795,584
3,000	Goodman Global Inc., Second Lien Term Loan, WI/DD	TBD	TBD	B-	3,071,250

11,667	Total Building Products				11,866,834

	Chemicals – 3.4% (2.4% of Total Investments)

800	Celanese US Holdings LLC, Credit Linked Deposit	1.756%	4/02/14	BB+	790,500
1,452	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.063%	5/05/15	Ba3	1,419,671
611	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.063%	5/05/15	Ba3	597,306
1,469	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	1,504,898
1,469	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	1,504,898
2,123	Styron Corporation, Term Loan	7.500%	6/17/16	B+	2,162,270
3,400	Univar, Inc., Add-on Term Loan, WI/DD	TBD	TBD	B	3,366,000

11,324	Total Chemicals				11,345,543

	Commercial Banks – 0.4% (0.2% of Total Investments)

1,200	Fifth Third Processing Solutions LLC, Term Loan, WI/DD	TBD	TBD	BB-	1,188,000

	Commercial Services & Supplies – 0.8% (0.5% of Total Investments)

1,562	Rental Services Corporation, Term Loan	3.800%	11/30/13	B-	1,533,152
89	ServiceMaster Company, Delayed Term Loan	2.760%	7/24/14	B+	84,380
891	ServiceMaster Company, Term Loan	2.769%	7/24/14	B+	847,311

2,542	Total Commercial Services & Supplies				2,464,843

	Communications Equipment – 3.7% (2.6% of Total Investments)

12,350	Avaya, Inc., Term Loan	3.058%	10/24/14	B1	11,236,047
1,003	Telcordia Technologies, Inc., Term Loan	6.750%	4/30/16	B+	1,012,925

13,353	Total Communications Equipment				12,248,972

	Containers & Packaging – 1.8% (1.3% of Total Investments)

455	Amscan Holdings, Inc., Term Loan	2.539%	5/27/13	B1	439,514
1,333	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	1,348,750
600	Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	601,950
3,600	Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	3,631,979

5,998	Total Containers & Packaging				6,022,193

	Diversified Consumer Services – 2.7% (1.9% of Total Investments)

1,800	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,821,376
2,142	Cengage Learning Acquisitions, Inc., Term Loan	2.540%	7/03/14	B+	1,961,227
253	Laureate Education, Inc., Delayed Term Loan	3.538%	8/15/14	B1	237,613
1,690	Laureate Education, Inc., Term Loan B	3.538%	8/15/14	B1	1,587,241
3,491	Quad Graphics, Inc., Term Loan	5.500%	8/23/16	BB+	3,482,492

9,376	Total Diversified Consumer Services				9,089,949

	Diversified Financial Services – 2.9% (2.0% of Total Investments)

1,243	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	1,266,562
1,732	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,718,546
6,700	Pinafore LLC, Term Loan	6.750%	9/29/16	BB	6,787,415

9,675	Total Diversified Financial Services				9,772,523

	Diversified Telecommunication Services – 3.5% (2.4% of Total Investments)

1,051	Cincinnati Bell Inc., Tranche B, Term Loan	6.500%	6/11/17	BB	1,058,752
96	Intelsat, Tranche B2-A, Incremental Term Loan	2.790%	1/03/14	BB-	93,765
96	Intelsat, Tranche B2-B, Incermental Term Loan	2.790%	1/03/14	BB-	93,736
96	Intelsat, Tranche B2-C, Incremental Term Loan	2.790%	1/03/14	BB-	93,736
1,896	Intelsat, Tranche B2, Term Loan	2.790%	7/03/13	BB-	1,850,378
810	Intelsat, Tranche B2, Term Loan A	2.790%	1/03/14	BB-	790,459
809	Intelsat, Tranche B2, Term Loan B	2.790%	1/03/14	BB-	790,216
809	Intelsat, Tranche B2, Term Loan C	2.790%	1/03/14	BB-	790,216
2,000	Intelsat, Unsecured Term Loan	2.789%	2/01/14	B+	1,820,000
4,533	Level 3 Financing, Inc., Term Loan	2.539%	3/13/14	B+	4,232,594
158	MetroPCS Wireless, Inc., Tranche B1, Term Loan	2.563%	11/03/13	Ba1	156,690

12,354	Total Diversified Telecommunication Services				11,770,542

	Electric Utilities – 0.6% (0.4% of Total Investments)

1,111	Calpine Corporation, Delayed Draw, Term Loan, (5),(6)	0.500%	3/29/14	B+	(87,500)
1,662	TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	1,307,848
948	TXU Corporation, Term Loan B3	3.756%	10/10/14	B+	746,131

3,721	Total Electric Utilities				1,966,479

	Electrical Equipment – 1.5% (1.0% of Total Investments)

5,247	Allison Transmission Holdings, Inc., Term Loan	3.028%	8/07/14	B	5,046,259

	Food & Staples Retailing – 2.4% (1.7% of Total Investments)

500	Roundy’s Supermarkets, Inc., Term Loan, Second Lien	10.000%	4/16/16	CCC+	510,938
8,192	U.S. Foodservice, Inc., Term Loan	2.760%	7/03/14	B2	7,422,467

8,692	Total Food & Staples Retailing				7,933,405

	Food Products – 3.7% (2.6% of Total Investments)

2,000	BLB Management Services, Inc., Term Loan, WI/DD, (7),(8)	TBD	TBD	N/R	1,545,000
2,594	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB-	2,632,404
3,600	NBTY, Inc., Term Loan	6.250%	10/1/17	BB-	3,651,737
3,000	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	2,973,750
1,596	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	1,615,950

12,790	Total Food Products				12,418,841

	Health Care Equipment & Supplies – 1.3% (0.9% of Total Investments)

195	Bausch & Lomb, Inc., Delayed Term Loan	3.505%	4/24/15	BB-	190,151
803	Bausch & Lomb, Inc., Term Loan	3.527%	4/24/15	BB-	784,122
238	Fenwal, Inc., Delayed Term Loan	2.549%	2/28/14	B	208,337
757	Fenwal, Inc., Term Loan	2.549%	2/28/14	B	661,354
1,329	Symbion, Inc., Term Loan A	3.505%	8/23/13	B1	1,264,211
1,389	Symbion, Inc., Term Loan B	3.505%	8/25/14	B1	1,321,286

4,711	Total Health Care Equipment & Supplies				4,429,461

	Health Care Providers & Services – 9.8% (6.8% of Total Investments)

304	Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	298,319
5,907	Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	5,803,493
1,750	Gentiva Health Services, Inc., Term Loan B	6.750%	8/17/16	Ba2	1,762,395
1,118	HCA, Inc., Term Loan	2.539%	11/18/13	BB	1,095,681
1,600	Healthspring, Term Loan, WI/DD	TBD	TBD	Ba3	1,590,000
2,216	IASIS Healthcare LLC, PIK Term Loan	5.538%	6/16/14	CCC+	2,154,517
399	LifeCare, Term Loan B	4.540%	8/10/12	B2	380,997
2,988	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	3,004,805
3,500	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	3,391,500
1,520	Sun Healthcare Group, Inc., Term Loan, WI/DD	TBD	TBD	B+	1,507,650
7,000	Universal Health Services, Term Loan, WI/DD	TBD	TBD	BB+	7,079,975
4,406	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	4,416,802

32,708	Total Health Care Providers & Services				32,486,134

	Hotels, Restaurants & Leisure – 13.0% (9.0% of Total Investments)

2,993	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	2,864,384
5,400	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB-	5,456,025
1,496	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	1,493,674
97	CBRL Group, Inc., Term Loan B2	1.960%	4/26/13	BB-	96,254
1,500	Harrah’s Operating Company, Inc., Term Loan B1	3.288%	1/28/15	B	1,325,813
3,000	Harrah’s Operating Company, Inc., Term Loan B2	3.288%	1/28/15	B	2,656,305
1,987	Harrah’s Operating Company, Inc., Term Loan B3	3.288%	1/28/15	B	1,755,414
755	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	740,266
812	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	796,555
1,989	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,951,710
1,502	Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	1,406,657
6,165	Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	5,776,484
4,721	Orbitz Worldwide, Inc., Term Loan	3.276%	7/25/14	B+	4,599,420
308	OSI Restaurant Partners LLC, Revolver	1.603%	6/14/13	B+	289,985
2,990	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	2,816,613
988	Reynolds Group Holdings, Inc., US Term Loan	6.750%	11/5/15	BB-	997,106
3,211	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	3,238,293
3,240	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	3,094,253
1,935	Travelport LLC, Delayed Term Loan	2.962%	8/23/13	Ba3	1,912,238

45,089	Total Hotels, Restaurants & Leisure				43,267,449

	Household Products – 2.4% (1.7% of Total Investments)

6,439	Spectrum Brands, Inc., Term Loan	8.000%	6/16/16	B	6,577,658
1,500	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB-	1,514,687

7,939	Total Household Products				8,092,345

	Insurance – 1.0% (0.7% of Total Investments)

3,288	Conseco, Inc., Term Loan	7.500%	10/10/13	B2	3,248,121

	Internet Software & Services – 2.2% (1.5% of Total Investments)

760	Open Solutions, Inc., Term Loan B	2.415%	1/23/14	BB-	647,018
3,852	Sabre, Inc., Term Loan	2.267%	9/30/14	B1	3,666,678
2,993	SkillSoft PLC, Term Loan	6.500%	5/30/17	BB	3,023,671

7,605	Total Internet Software & Services				7,337,367

	IT Services – 4.9% (3.4% of Total Investments)

1,000	Attachmate Corporation, Second Lien Term Loan	7.038%	10/13/13	CCC+	887,500
826	Attachmate Corporation, Term Loan	3.538%	4/13/13	BB-	766,103
1,000	Evertec, Inc., Term Loan B	7.500%	9/30/16	BB-	997,500
948	First Data Corporation, Term Loan B3	3.006%	9/24/14	B+	854,199
3,017	First Data Corporation, Term Loan B2	3.006%	9/24/14	B+	2,716,965
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, First Lien	4.010%	7/28/12	B+	115,323
2,292	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, Second Lien, DD1	6.505%	3/02/14	CCC+	1,529,688
536	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Term Loan	6.010%	7/28/15	B+	496,643
5,692	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	6.010%	9/02/14	B+	2,063,243
1,021	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.010%	7/28/15	B+	949,893
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.010%	7/28/12	B+	244,677
3,958	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien, DD1	6.505%	3/02/14	CCC+	2,691,667
2,061	SunGard Data Systems, Inc., Term Loan B	2.006%	2/28/14	BB	2,008,129

22,732	Total IT Services				16,321,530

	Leisure Equipment & Products – 2.7% (1.9% of Total Investments)

7,612	Bombardier Recreational Products, Inc., Term Loan	3.392%	6/28/13	Caa1	6,841,604
2,200	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	2,231,689

9,812	Total Leisure Equipment & Products				9,073,293

	Media – 12.5% (8.7% of Total Investments)

3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.755%	3/06/14	BB+	2,838,750
1,415	Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	1,391,150
2,415	Citadel Broadcasting Corporation, Term Loan, (9)	11.000%	6/03/15	BB+	2,560,157
809	Cumulus Media, Inc., Term Loan	4.006%	6/11/14	B-	740,784
1,229	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	1,194,944
2,913	HIT Entertainment, Inc., Term Loan B	5.685%	6/01/12	B1	2,837,291
2,000	HIT Entertainment, Inc., Term Loan	5.940%	2/26/13	Caa2	1,493,333
3,990	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	4,062,718
4,804	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (7),(9)	0.000%	4/09/12	N/R	2,250,085
5,857	Metro-Goldwyn-Mayer Studios, Inc., Term Loan, (7),(8)	0.000%	4/09/12	N/R	2,743,051
83	Nielsen Finance LLC, Term Loan A	2.256%	8/09/13	BB-	81,235
1,039	Nielsen Finance LLC, Term Loan B	4.006%	5/02/16	BB-	1,029,639
1,343	Nielsen Finance LLC, Term Loan C	4.006%	5/02/16	BB-	1,324,604
3,667	Philadelphia Newspapers, Term Loan A, (7),(8)	0.000%	6/29/12	N/R	4,034
2,963	Spanish Broadcasting System, Inc., Term Loan B	2.040%	6/11/12	B-	2,847,364
1,751	SuperMedia, Term Loan	11.000%	12/31/15	B-	1,323,165
1,057	Tribune Company, Term Loan B, (7),(8)	0.000%	6/04/14	Ca	705,319
10,861	Univision Communications, Inc., Term Loan	4.505%	3/31/17	B2	10,262,962
3,402	Yell Group PLC, Term Loan	4.005%	7/31/14	B	1,869,527

54,598	Total Media				41,560,112

	Metals & Mining – 0.2% (0.2% of Total Investments)

760	John Maneely Company, Term Loan	3.539%	12/09/13	B	744,567

	Multiline Retail – 1.4% (1.0% of Total Investments)

4,695	Neiman Marcus Group, Inc., Term Loan	2.294%	4/06/13	BB-	4,587,519

	Oil, Gas & Consumable Fuels – 4.0% (2.7% of Total Investments)

222	Alon USA Energy, Inc., Edgington Facility	2.505%	8/05/13	B+	164,624
1,780	Alon USA Energy, Inc., Paramount Facility	2.591%	8/05/13	B+	1,316,887
1,722	Big West Oil LLC, New Term Loan	12.000%	7/23/15	B+	1,753,438
575	Calumet Lubricants Company LP, Credit Linked Deposit	4.141%	1/03/15	B1	551,724
4,234	Calumet Lubricants Company LP, Term Loan	4.376%	1/03/15	B1	4,064,526
2,932	CCS Income Trust, Term Loan	3.288%	11/14/14	B	2,576,636
2,868	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	2,717,927

14,333	Total Oil, Gas & Consumable Fuels				13,145,762

	Paper & Forest Products – 2.2% (1.5% of Total Investments)

3,855	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	3,893,091
3,820	Wilton Products, Term Loan	3.560%	8/01/14	B+	3,380,915

7,675	Total Paper & Forest Products				7,274,006

	Pharmaceuticals – 3.2% (2.2% of Total Investments)

3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, DD1, (7),(9)	8.756%	5/03/13	Ca	402,344
1,971	Graceway Pharmaceuticals LLC, Term Loan	5.006%	5/03/12	Caa2	1,205,742
707	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	710,299
1,881	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	1,882,009
908	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	913,398
1,512	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	1,520,974
3,095	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	3,121,892
1,005	Warner Chilcott Corporation, Term Loan B4	6.500%	2/22/16	BB	1,011,990

14,204	Total Pharmaceuticals				10,768,648

	Real Estate Management & Development – 4.8% (3.3% of Total Investments)

5,203	Capital Automotive LP, Tranche C	2.760%	12/14/12	Ba3	5,154,235
3,786	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	3,686,515
7,830	Realogy Corporation, Delayed Term Loan	3.263%	10/10/13	B1	7,133,838

16,819	Total Real Estate Management & Development				15,974,588

	Road & Rail – 5.1% (3.5% of Total Investments)

521	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	BB	520,253
290	Hertz Corporation, Letter of Credit	2.089%	12/21/12	Ba1	287,571
1,562	Hertz Corporation, Term Loan	2.010%	12/21/12	Ba1	1,551,053
14,622	Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	14,402,752

16,995	Total Road & Rail				16,761,629

	Semiconductors & Equipment – 1.0% (0.6% of Total Investments)

1,196	Freescale Semiconductor, Inc., Term Loan	4.506%	12/01/16	B2	1,128,630
1,990	Spansion LLC, Term Loan	7.500%	2/09/15	BB-	2,011,559

3,186	Total Semiconductors & Equipment				3,140,189

	Software – 3.4% (2.3% of Total Investments)

4,952	Dealer Computer Services, Inc., New Term Loan	5.250%	4/21/17	BB-	4,957,372
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.539%	6/01/15	CCC	1,716,666
3,870	IPC Systems, Inc., Term Loan	2.526%	6/02/14	B1	3,489,841
994	Reynolds Group Holdings, Inc., Incremental US Term Loan	6.250%	5/05/16	BB-	1,001,201

11,816	Total Software				11,165,080

	Specialty Retail – 5.4% (3.8% of Total Investments)

7,610	Burlington Coat Factory Warehouse Corporation, Term Loan	2.520%	5/28/13	B-	7,424,236
5,428	Michaels Stores, Inc., Term Loan B1	2.634%	10/31/13	B+	5,273,773
1,732	Michaels Stores, Inc., Term Loan B2	4.884%	7/31/16	B+	1,720,088
3,605	Toys “R” Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	3,630,196

18,375	Total Specialty Retail				18,048,293

	Wireless Telecommunication Services – 3.6% (2.5% of Total Investments)

4,950	Asurion Corporation, Term Loan	3.277%	7/03/14	N/R	4,631,960
7,070	Clear Channel Communications, Inc., Tranche B, Term Loan	3.905%	11/13/15	Caa1	5,632,086
1,723	MetroPCS Wireless, Inc., Tranche B2, Term Loan	3.813%	11/03/16	Ba1	1,722,385

13,743	Total Wireless Telecommunication Services				11,986,431

$450,965	Total Variable Rate Senior Loan Interests (cost $414,873,668)				412,350,731

Shares	Description (1)				Value

	Common Stocks – 1.9% (1.3% of Total Investments)

	Building Products – 1.4% (1.0% of Total Investments)

124,402	Masonite Worldwide Holdings, (10),(12)				$4,727,276

	Media – 0.5% (0.3% of Total Investments)

33,696	Citadel Broadcasting Corp Class B Shares, (10)				859,248
7,400	Citadel Broadcasting Corporation, (10)				179,450
33,776	Readers Digest Association Inc., (10),(12)				704,229

	Total Media				1,742,927

	Total Common Stocks (cost $8,058,891)				6,470,203

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 1.4% (1.0% of Total Investments)

	Airlines – 0.9% (0.7% of Total Investments)

$2,000	UAL Corporation	5.000%	2/01/21	N/R	$2,020,000
1,000	UAL Corporation	4.500%	6/30/21	N/R	1,071,600

3,000	Total Airlines				3,091,600

	Communications Equipment – 0.1% (0.1% of Total Investments)

500	Nortel Networks Corporation, (11)	1.750%	4/15/12	D	402,500

	Food & Staples Retailing – 0.4% (0.2% of Total Investments)

1,622	Great Atlantic & Pacific Tea Company Inc.,	5.125%	6/15/11	Caa3	1,171,895

$5,122	Total Convertible Bonds (cost $4,701,504)				4,665,995

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.6% (7.3% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$600	Exide Technologies	10.500%	3/15/13	B-	$615,750

	Automobiles – 0.4% (0.3% of Total Investments)

4,000	General Motors Corporation, (8)	8.250%	7/15/23	N/R	1,420,000

	Construction Materials – 0.6% (0.4% of Total Investments)

2,000	Headwaters Inc., 144A	11.375%	11/01/14	B+	2,130,000

	Diversified Telecommunication Services – 0.2% (0.2% of Total Investments)

1,000	Nortel Networks Limited, (11)	0.000%	7/15/11	N/R	820,000

	Health Care Providers & Services – 1.6% (1.1% of Total Investments)

1,000	LifeCare Holdings Inc.	9.250%	8/15/13	C	745,000
2,500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.198%	9/15/15	CCC+	2,250,000
1,250	Select Medical Corporation	7.625%	2/01/15	B-	1,273,438
1,065	US Oncology Holdings Inc., Floating Rate Note, 5.500% plus six-month LIBOR	5.948%	3/15/12	CCC+	1,043,700

5,815	Total Health Care Providers & Services				5,312,138

	Health Care Technology – 0.8% (0.6% of Total Investments)

2,500	Merge Healthcare Inc., 144A	11.750%	5/01/15	B+	2,631,250

	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)

545	CKE Restaurant Inc., 144A	11.375%	7/15/18	B	590,644

	Household Durables – 0.2% (0.1% of Total Investments)

700	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	CC	609,000

	Internet Software & Services – 0.6% (0.4% of Total Investments)

2,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	2,010,938

	IT Services – 0.3% (0.2% of Total Investments)

1,108	First Data Corporation	10.550%	9/24/15	B-	942,040

	Machinery – 0.2% (0.2% of Total Investments)

1,000	NES Rental Holdings, 144A, WI/DD	12.250%	4/15/15	CCC+	805,000

	Media – 2.0% (1.4% of Total Investments)

1,150	Clear Channel Communications, Inc.	5.000%	3/15/12	C	1,111,186
2,850	Clear Channel Communications, Inc.	5.500%	9/15/14	C	1,973,625
4,750	Clear Channel Communications, Inc.	10.750%	8/01/16	C	3,693,125

8,750	Total Media				6,777,936

	Multiline Retail – 0.8% (0.5% of Total Investments)

2,250	Spectrum Brands, Inc., 144A	9.500%	6/15/18	B	2,501,719

	Multi-Utilities – 0.2% (0.1% of Total Investments)

500	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CC+	512,500

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

1,400	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.786%	6/15/14	B3	1,435,000

	Pharmaceuticals – 0.3% (0.2% of Total Investments)

2,375	Angiotech Pharmaceuticals Inc., (15)	7.750%	4/01/14	C	938,125

	Road & Rail – 0.6% (0.4% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.786%	5/15/14	B	1,900,000

	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

2,000	Penhall International Corporation, 144A, (9)	12.000%	8/01/14	N/R	1,090,000

	Wireless Telecommunication Services – 0.7% (0.5% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,215,000

$43,293	Total Corporate Bonds (cost $33,386,013)				35,257,040

Shares	Description (1)				Value

	Warrants – 0.8% (0.6% of Total Investments)

100,096	Citadel Broadcasting Corporation				$2,652,544

	Total Warrants (cost $3,050,426)				2,652,544

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 5.3% (3.7% of Total Investments)

$17,724	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $17,723,813, collateralized by $16,645,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $18,079,799	0.020%	11/01/10		$17,723,783

	Total Short-Term Investments (cost $17,723,783)				17,723,783

	Total Investments (cost $481,794,285) – 144.1%				479,120,296

	Borrowings – (35.3)%, (13),(14)				(117,270,000)

	Other Assets Less Liabilities – (8.8)%				(29,371,759)

	Net Assets Applicable to Common Shares – 100%				$332,478,537

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$412,350,731	$—	$412,350,731
Common Stocks*	1,038,698	5,431,505	—	6,470,203
Convertible Bonds	—	4,665,995	—	4,665,995
Corporate Bonds	—	35,257,040	—	35,257,040
Warrants	2,652,544	—	—	2,652,544
Short-Term Investments	17,723,783	—	—	17,723,783

Total	$21,415,025	$457,705,271	$—	$479,120,296

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses an investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2010, the cost of investments was $482,352,600.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$20,131,226
Depreciation	(23,363,530)

Net unrealized appreciation (depreciation) of investments	$(3,232,304)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at October 31, 2010. At October 31, 2010, the Fund had unfunded Senior Loan commitments of $1,111,111.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2010.

(7)	At or subsequent to October 31, 2010, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.

(8)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(12)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(13)	Borrowings as a percentage of Total Investments is 24.5%.

(14)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for borrowings.

(15)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2010